Pruco Life Insurance Company                                  Thomas C. Castano
                                                              Assistant General Counsel
                                                              Law Department

                                                              Pruco Life Insurance Company
                                                              213 Washington Street
                                                              Newark, NJ 07102-2992
                                                              (973) 802-4708 fax: (973) 802-9560

                                                              May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Pruco Life Variable Universal Account
                                    (Registration No. 333-85115)

Ladies and Gentlemen:

         Pursuant to  subparagraph  (j) of Rule 497 under the Securities Act of 1933, the  Registrant  hereby  certifies:  (i) that its
Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus  contained in  Post-Effective
Amendment No. 12 and (ii) that the text of  Post-Effective  Amendment No. 12 was filed  electronically on April 19, 2004 (Accession No.
000851693-04-000034).

                                                     By:      _/s/___________________________
                                                              Thomas C. Castano
                                                              Assistant General Counsel
                                                              Pruco Life Insurance Company

via EDGAR